CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 27, 2020	Oct. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unusual or Infrequent Item, or Both [Line Items]
Amount of awarded grant	$ 25.0	$ 76.4
Amount of deferred payments outstanding					$ 6.8
Other current liabilities
Unusual or Infrequent Item, or Both [Line Items]
Amount of deferred payments outstanding				$ 3.4
Other non-current liabilities
Unusual or Infrequent Item, or Both [Line Items]
Amount of deferred payments outstanding			$ 3.4